Shareholder Report, Average Annual Return (Details)		1 Months Ended	2 Months Ended		3 Months Ended		4 Months Ended			5 Months Ended	6 Months Ended			7 Months Ended	8 Months Ended	9 Months Ended		10 Months Ended	11 Months Ended	12 Months Ended	13 Months Ended		14 Months Ended		15 Months Ended	16 Months Ended	17 Months Ended	20 Months Ended		21 Months Ended
	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026
Defiance Daily 2X Space ETF
Average Annual Return [Line Items]
Average Annual Return, Percent		7.67%
Defiance 2X Daily Long Pure Drone and Aerial Automation ETF
Average Annual Return [Line Items]
Average Annual Return, Percent			(42.41%)
Defiance Daily Target 2X Long AMAT ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	0.00%
Defiance Daily Target 2X Long ANET ETF
Average Annual Return [Line Items]
Average Annual Return, Percent															21.80%
Defiance Daily Target 2X Long AVAV ETF
Average Annual Return [Line Items]
Average Annual Return, Percent												(81.10%)
Defiance Daily Target 2X Long AVGO ETF
Average Annual Return [Line Items]
Average Annual Return, Percent																				246.52%								98.00%
Defiance Daily Target 2X Long B ETF
Average Annual Return [Line Items]
Average Annual Return, Percent										(6.15%)
Defiance Daily Target 2X Long Copper Miners ETF
Average Annual Return [Line Items]
Average Annual Return, Percent				(19.80%)
Defiance Daily Target 2X Long CVNA ETF
Average Annual Return [Line Items]
Average Annual Return, Percent																			(5.46%)
Defiance Daily Target 2X Long DKNG ETF
Average Annual Return [Line Items]
Average Annual Return, Percent																(81.57%)
Defiance Daily Target 2X Long HIMS ETF
Average Annual Return [Line Items]
Average Annual Return, Percent																				(83.18%)			(83.18%)
Defiance Daily Target 2X Long HOOD ETF
Average Annual Return [Line Items]
Average Annual Return, Percent																				15.62%	45.24%
Defiance Daily Target 2X Long IONQ ETF
Average Annual Return [Line Items]
Average Annual Return, Percent																				(9.68%)				47.74%
Defiance Daily Target 2X Long IREN ETF
Average Annual Return [Line Items]
Average Annual Return, Percent											(73.32%)
Defiance Daily Target 2x Long KEEL ETF
Average Annual Return [Line Items]
Average Annual Return, Percent								(4.71%)
Defiance Daily Target 2X Long LLY ETF
Average Annual Return [Line Items]
Average Annual Return, Percent																				(19.45%)											(6.19%)
Defiance Daily Target 2X Long LMND ETF
Average Annual Return [Line Items]
Average Annual Return, Percent														(31.34%)
Defiance Daily Target 2X Long LUNR ETF
Average Annual Return [Line Items]
Average Annual Return, Percent							(2.31%)
Defiance Daily Target 2X Long MP ETF
Average Annual Return [Line Items]
Average Annual Return, Percent											(58.35%)
Defiance Daily Target 2X Long MRNA ETF
Average Annual Return [Line Items]
Average Annual Return, Percent						3.96%
Defiance Daily Target 2X Long MSTR ETF
Average Annual Return [Line Items]
Average Annual Return, Percent																				(91.79%)										(58.04%)
Defiance Daily Target 2X Long NOK ETF
Average Annual Return [Line Items]
Average Annual Return, Percent					259.08%
Defiance Daily Target 2X Long NVO ETF
Average Annual Return [Line Items]
Average Annual Return, Percent																				(73.92%)							(83.11%)
Defiance Daily Target 2X Long OKLO ETF
Average Annual Return [Line Items]
Average Annual Return, Percent																		(42.78%)
Defiance Daily Target 2X Long ONDS ETF
Average Annual Return [Line Items]
Average Annual Return, Percent								(13.30%)
Defiance Daily Target 2X Long ORCL ETF
Average Annual Return [Line Items]
Average Annual Return, Percent																				(15.43%)					(41.47%)
Defiance Daily Target 2X Long PL ETF
Average Annual Return [Line Items]
Average Annual Return, Percent									96.85%
Defiance Daily Target 2X Long POET ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	0.00%
Defiance Daily Target 2X Long QS ETF
Average Annual Return [Line Items]
Average Annual Return, Percent											(87.59%)
Defiance Daily Target 2X Long RKT ETF
Average Annual Return [Line Items]
Average Annual Return, Percent							(67.44%)
Defiance Daily Target 2X Long SMCI ETF
Average Annual Return [Line Items]
Average Annual Return, Percent																				(75.48%)								(91.65%)
Defiance Daily Target 2X Long SOFI ETF
Average Annual Return [Line Items]
Average Annual Return, Percent																				(1.36%)						(41.23%)
Defiance Daily Target 2X Long SOUN ETF
Average Annual Return [Line Items]
Average Annual Return, Percent																		(69.19%)
Defiance Daily Target 2X Long VST ETF
Average Annual Return [Line Items]
Average Annual Return, Percent																	(49.15%)
Defiance Daily Target 2X Long ZETA ETF
Average Annual Return [Line Items]
Average Annual Return, Percent						(8.46%)
Defiance Daily Target 2X Short AMD ETF
Average Annual Return [Line Items]
Average Annual Return, Percent													(71.25%)
Defiance Daily Target 2X Short MSTR ETF
Average Annual Return [Line Items]
Average Annual Return, Percent																				6.30%									(91.29%)
Defiance Daily Target 2X Short SMCI ETF
Average Annual Return [Line Items]
Average Annual Return, Percent																				(79.72%)		(80.22%)
S&P 500® Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	0.00%	9.00%	4.94%	5.58%	6.40%	4.51%	3.66%	4.79%	4.16%	9.51%	7.70%	7.64%	7.60%	8.74%	12.66%	14.34%	15.39%	20.85%	23.79%	31.05%	26.58%	27.58%	26.50%	26.97%	16.30%	17.52%	14.71%	17.33%	17.59%	19.23%	22.37%
S&P 500Ãƒâ€šÃ‚® Total Return Index 1 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	1.03%